Risks and Financial Instruments - Financial assets and liabilities exposed to floating interest rates (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of risks and financial instruments [line items]
Net liability position	R$ (5,625,838)	R$ (6,739,151)
DI [member]
Summary of risks and financial instruments [line items]
Net liability position	(5,283,509)	(5,997,858)
DI [member] | Cash equivalent [member]
Summary of risks and financial instruments [line items]
Net liability position	2,241,852	1,780,939
DI [member] | Financial Investments [member]
Summary of risks and financial instruments [line items]
Net liability position	3,749,852	2,610,686
DI [member] | Asset position foreign exchange hedging [member]
Summary of risks and financial instruments [line items]
Net liability position		19,323
DI [member] | Loans and debentures [member]
Summary of risks and financial instruments [line items]
Net liability position	(6,947,362)	(6,268,615)
DI [member] | Liability position foreign exchange hedging instruments [member]
Summary of risks and financial instruments [line items]
Net liability position	(2,124,146)	(3,318,289)
DI [member] | Liability position hedging instruments pre fixed [member]
Summary of risks and financial instruments [line items]
Net liability position	(2,203,705)	(821,902)
TJLP [member]
Summary of risks and financial instruments [line items]
Net liability position	(29,803)	(103,945)
TJLP [member] | Loans tjlp [member]
Summary of risks and financial instruments [line items]
Net liability position	(29,803)	(103,945)
LIBOR [member]
Summary of risks and financial instruments [line items]
Net liability position	(312,526)	(606,956)
LIBOR [member] | Asset position foreign exchange hedging instruments [member]
Summary of risks and financial instruments [line items]
Net liability position	260,958	850,307
LIBOR [member] | Loans libor [member]
Summary of risks and financial instruments [line items]
Net liability position	(573,484)	(1,457,263)
SELIC [member]
Summary of risks and financial instruments [line items]
Net liability position		(30,392)
SELIC [member] | Loans selic [member]
Summary of risks and financial instruments [line items]
Net liability position		R$ (30,392)